Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements [Line Items]
Derivative liabilities	$ 4,289,634	$ 25,475,514	$ 20,236,870
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements [Line Items]
Derivative liabilities
Significant Other Observable Inputs (Level 2) [Member]
Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements [Line Items]
Derivative liabilities
Significant Unobservable Inputs (Level 3) [Member]
Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements [Line Items]
Derivative liabilities	$ 4,289,634	$ 25,475,514	$ 20,236,870